Financial risk management and derivatives - Summary of Derivative Financial Instruments (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	$ 8
Non-current Assets [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	7
Current assets [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	1
Currency swaps [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	7
Forward foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	$ 1